UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    TTM Management LLC
Address: 535 Madison Ave, 37th Floor
         New York, NY 10022

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ron Kashden
Title:   Chief Financial Officer
Phone:
Signature, Place and Date of Signing:

      January 17, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    76871

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AAMES INVESTMENT CORP          REITS/RICS       00253G108     3632   562200 SH       SOLE     03          562200        0        0
D AEROPOSTALE INC SHS            COMMON STOCK     007865108     4244   161373 SH       SOLE     03          161373        0        0
D BLOCKBUSTER INC CLASS A COM SK COMMON STOCK     093679108     1500   400000 SH       SOLE     03          400000        0        0
D CHARLOTTE RUSSE HOLDING INC.   COMMON STOCK     161048103    12803   614664 SH       SOLE     03          614664        0        0
D CUTERA                         COMMON STOCK     232109108    16370   621000 SH       SOLE     03          621000        0        0
D CUTERA                         OPTIONS - PUTS   99O90L9X0     2209    83800 SH  PUT  SOLE     03           83800        0        0
D CUTERA                         OPTIONS - PUTS   99O911640     3638   138000 SH  PUT  SOLE     03          138000        0        0
D DANKA BUSINESS SYSTE MS SPONS  ADRS STOCKS      236277109     1944  1185156 SH       SOLE     03         1185156        0        0
D DRESS BARN INC COM             COMMON STOCK     261570105     7761   201000 SH       SOLE     03          201000        0        0
D NEW YORK AND CO                COMMON STOCK     649295102     2854   134600 SH       SOLE     03          134600        0        0
D PETMED EXPRESS INC COM         OPTIONS - PUTS   99O90QDJ5      283    20000 SH  PUT  SOLE     03           20000        0        0
D POLO RALPH LAUREN CORP CL-A CO COMMON STOCK     731572103     9488   169000 SH       SOLE     03          169000        0        0
D RSCS CONNECTION COM STK        COMMON STOCK     76122Q105     3917   150000 SH       SOLE     03          150000        0        0
D SFBC INTL COM                  OPTIONS - PUTS   99ABQZSD4      320    20000 SH  PUT  SOLE     03           20000        0        0
D SFBC INTL COM                  OPTIONS - PUTS   99O90VL06      320    20000 SH  PUT  SOLE     03           20000        0        0
D SHOE CARNIVAL INC COM          COMMON STOCK     824889109     5588   254908 SH       SOLE     03          254908        0        0
S REPORT SUMMARY                 16 DATA RECORDS               76871        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED